INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Details Narrative) - USD ($)		12 Months Ended
	Sep. 12, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Convertible note description	the Company funded a €600,000 convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”). The Stimunity Convertible Note provided for simple interest at 7% per annum and provided for automatic conversion into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. Also, the Company was entitled, in certain circumstances, to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%, or if Stimunity completed a financing with a new category of shares (other than common shares or Series A shares of Stimunity) for at least €5 million (the “Minimum Raise”), the Company had the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares of Stimunity. Stimunity did not close a financing prior to the Maturity Date. In December 2023, the Company completed a transfer of its equity in Stimunity and the Stimunity Convertible Note to iOx. In connection with that transfer, the Stimunity Convertible Note was converted into 1,768 Class A shares of Stimunity. See Note 18, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.
Translated value	$ 614,000
Unrealized gain		$ 39,000.000
Increasing the carrying value			$ 653,000
Impairment analysis		1,000,000	607,000
Stimunity convertible note receivable			211,000
Decreasing carrying value		0	806,000
Associate: Stimunity S.A. [Member]
IfrsStatementLineItems [Line Items]
Equity in (loss) income		$ 233,000	$ 260,000	$ 62,000